Revenue from Contract with Customers - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Non-current	$ 1,000	$ 1,000
Current	3,728	1,941
Total	$ 4,728	$ 2,941